Balance Sheets Details - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued R&D costs	$ 6,261	$ 9,043
Accrued compensation	3,119	3,664
Accrued D&O fees	2,165	0
Accrued audit, tax and filing fees	2,156	556
Accrued other	1,884	862
Total	$ 15,585	$ 14,125